UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-1704

                      (Investment Company Act File Number)


                     Federated American Leaders Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  3/31/08


                Date of Reporting Period:  Quarter ended 6/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED AMERICAN LEADERS FUND, INC.
PORTFOLIO OF INVESTMENTS
June 30, 2007 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS--99.6%
                   CONSUMER DISCRETIONARY--14.0%
     4,543,700 1,2 Ford Motor Co.                                                                                    $    42,801,654
     1,296,200     Gannett Co., Inc.                                                                                      71,226,190
     2,101,300     Gap (The), Inc.                                                                                        40,134,830
     1,361,800     Home Depot, Inc.                                                                                       53,586,830
     1,519,900     Jones Apparel Group, Inc.                                                                              42,937,175
       426,700     Magna International, Inc., Class A                                                                     38,825,433
                      TOTAL                                                                                              289,512,112
                   CONSUMER STAPLES--9.9%
       522,800     Coca-Cola Co.                                                                                          27,347,668
       491,700     General Mills, Inc.                                                                                    28,725,114
     2,359,000     Kraft Foods, Inc., Class A                                                                             83,154,750
     2,111,300     Sara Lee Corp.                                                                                         36,736,620
     1,233,100     Tyson Foods, Inc., Class A                                                                             28,410,624
                      TOTAL                                                                                              204,374,776
                   ENERGY--4.9%
       370,400     Apache Corp.                                                                                           30,220,936
       605,400     Chevron Corp.                                                                                          50,998,896
       228,400     Exxon Mobil Corp.                                                                                      19,158,192
                      TOTAL                                                                                              100,378,024
                   FINANCIALS--20.4%
       684,200     Ace Ltd.                                                                                               42,776,184
       912,100     American International Group, Inc.                                                                     63,874,363
     1,038,238     Bank of America Corp.                                                                                  50,759,456
     2,029,300     Citigroup, Inc.                                                                                       104,082,797
       684,600     Freddie Mac                                                                                            41,555,220
       650,800     MBIA Insurance Corp.                                                                                   40,492,776
       875,300     Wachovia Corp.                                                                                         44,859,125
       380,800     XL Capital Ltd., Class A                                                                               32,097,632
                      TOTAL                                                                                              420,497,553
                   HEALTH CARE--15.8%
       556,000   1 Amgen, Inc.                                                                                            30,741,240
     3,541,500   1 Boston Scientific Corp.                                                                                54,326,610
       631,700     Cardinal Health, Inc.                                                                                  44,623,288
       757,100     Johnson & Johnson                                                                                      46,652,502
     2,058,800     Pfizer, Inc.                                                                                           52,643,516
       789,300     UnitedHealth Group, Inc.                                                                               40,364,802
       131,000   1 Wellpoint, Inc.                                                                                        10,457,730
       821,900     Wyeth                                                                                                  47,127,746
                      TOTAL                                                                                              326,937,434
                   INDUSTRIALS--7.3%
       134,100     3M Co.                                                                                                 11,638,539
       326,200     Avery Dennison Corp.                                                                                   21,685,776
       533,400     Cintas Corp.                                                                                           21,031,962
       165,200     L-3 Communications Holdings, Inc.                                                                      16,088,828
       914,700   2 Masco Corp.                                                                                            26,041,509
       401,120     Northrop Grumman Corp.                                                                                 31,235,214
       313,200     United Technologies Corp.                                                                              22,215,276
                      TOTAL                                                                                              149,937,104
                   INFORMATION TECHNOLOGY--19.2%
     1,046,800     Alcatel SA, ADR                                                                                        14,655,200
     1,854,900     Applied Materials, Inc.                                                                                36,856,863
       651,000   1 Computer Sciences Corp.                                                                                38,506,650
     2,785,300   1 Dell, Inc.                                                                                             79,520,315
       604,100   1 Fiserv, Inc.                                                                                           34,312,880
       776,100     IBM Corp.                                                                                              81,684,525
       569,500   1 Lexmark International Group, Class A                                                                   28,082,045
     1,053,400   1 Nortel Networks Corp.                                                                                  25,334,270
     1,610,700   1 Symantec Corp.                                                                                         32,536,140
     1,398,600   1 Xerox Corp.                                                                                            25,846,128
                      TOTAL                                                                                              397,335,016
                   TELECOMMUNICATION SERVICES--8.1%
     2,987,000     Sprint Nextel Corp.                                                                                    61,860,770
     2,544,942     Verizon Communications                                                                                104,775,262
                      TOTAL                                                                                              166,636,032
                      TOTAL COMMON STOCKS (IDENTIFIED COST $1,809,232,150)                                             2,055,608,051
                   MUTUAL FUND--0.1%
     2,291,347 3,4 Prime Value Obligations Fund, Institutional Shares, 5.26%  (AT NET ASSET VALUE)                         2,291,347
                   REPURCHASE AGREEMENT-2.2%
  $ 46,360,000     Interest in $4,800,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which ING
                   Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2044 for $4,802,152,000 on 7/2/2007. The market value of the underlying securities at the end of the period was $4,932,524,583 (purchased with proceeds from
                   securities lending collateral). (AT COST)                                                              46,360,000
                      TOTAL INVESTMENTS --- 101.9%                                                                     2,104,259,398
                      (IDENTIFIED COST $1,857,883,497)5
                      OTHER ASSETS AND LIABILITIES --- NET --- (1.9)%                                                   (39,273,342)
                      TOTAL NET ASSETS --- 100%                                                                      $ 2,064,986,056
  1 Non-income producing security.
  2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of June 30,2007, securities subject to this type of arrangement and related collateral were as follows:

    MARKET VALUE OF SECURITIES LOANED                                   MARKET VALUE OF COLLATERAL
    $43,398,582                                                         $46,360,000
  3 Affiliated company.
  4 7- Day net yield.
  5 At June 30, 2007, the cost of investments for federal tax purposes was $1,857,883,497. The net unrealized appreciation of investments for federal tax purposes was $246,375,901. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $297,652,962 and net unrealized depreciation from investments for those securities having an excess of cost over value of $51,277,061.



    Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED AMERICAN LEADERS FUND, INC.

BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 21, 2007


BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007





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